Leases (Details) - Schedule of Maturities of the Operating Lease Liabilities ¥ in Thousands	Aug. 31, 2023 CNY (¥)
Fiscal year ending
August 2024	¥ 191,105
August 2025	177,214
August 2026	171,639
August 2027	156,129
August 2028	148,018
August 2029 and thereafter	1,277,410
Total future undiscounted lease payments	2,121,515
Less: imputed interest	472,826
Total present value of operating lease liabilities	¥ 1,648,689